Appendix IV: Financial Instruments - Foreign Exchange and Interest Rate Options (Details) € in Millions	Dec. 31, 2018 EUR (€)
Bought | 2019 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Bought | 2019 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2019 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2020 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2020 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2020 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2021 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2021 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2021 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	838
Bought | 2022 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2022 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	838
Strike price of derivative instrument	0
Bought | 2023 | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | 2023 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | 2023 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Collars
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Bought | Subsequent years | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Bought | Subsequent years | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2019 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2019 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2020 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2020 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2021 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2021 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2022 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	838
Strike price of derivative instrument	0
Sold | 2022 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | 2023 | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Caps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Sold | Subsequent years | Floors
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Strike price of derivative instrument	0
Maximum | Bought | 2019 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2020 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2021 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2022 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | 2023 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Maximum | Bought | Subsequent years | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2019 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2020 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2021 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2022 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | 2023 | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	0
Minimum | Bought | Subsequent years | Collars
Disclosure of financial assets [line items]
Strike price of derivative instrument	€ 0